Goodwill (Tables)	12 Months Ended
Apr. 03, 2022
Intangible assets and goodwill [abstract]
Disclosure of Goodwill by Segment and Geographical Area
The following table outlines the goodwill allocation for the applicable CGUs for the current year:

	April 3, 2022
	North America	Asia Pacific	EMEA(1)	Total
	$	$	$	$
DTC - Retail	11.7	9.8	4.3	25.8
DTC - e-Commerce	6.6	2.6	2.8	12.0
Wholesale	5.7	3.6	6.0	15.3
Goodwill	24.0	16.0	13.1	53.1
(1)EMEA comprises Europe, the Middle East, Africa, and Latin America.
Goodwill from the comparative year was allocated to CGUs in line with the geographical responsibilities applicable at the time. The Rest of World CGU from the comparative year has been broken out into the Asia Pacific and EMEA CGUs. Goodwill was allocated in the comparative year as follows:

	March 28, 2021
	North America	Rest of World	Total
	$	$	$
DTC - Retail	8.7	13.6	22.3
DTC - e-Commerce	7.5	6.1	13.6
Wholesale	6.9	10.3	17.2
Goodwill	23.1	30.0	53.1